Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 4,228	$ 4,267
Purchased performing loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	52,727	68,025
Cumulative fair value mark	(1,753)	(2,317)
Purchased credit impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Cumulative fair value mark	(40)	(61)
Purchase of asset at fair value	$ 168	219
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Scenario weight	100.00%
Adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Scenario weight	100.00%
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 3,525	3,572
Modelled allowance account for credit losses of financial assets based on assumptions	$ 2,600	2,800
Expected credit loss period	12 months
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 3,756	3,807
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses off balance sheet	472	460
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,525	3,572
Modelled allowance account for credit losses of financial assets based on assumptions	2,225	2,625
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,525	3,572
Modelled allowance account for credit losses of financial assets based on assumptions	$ 5,750	$ 6,025